Consolidated Statement of Cash Flow (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Cash flow from operating activities:
Profit of consolidated and affiliated companies	$ 4,981	$ 2,758		$ 827
Adjustments for non-cash items:
Depreciation and amortization	2,527	2,296		2,336
Other	457	469		137
Changes in assets and liabilities, net of acquisitions and divestitures:
Receivables - trade and other	(1,345)	(2,320)		4,014
Inventories	(2,927)	(2,667)		2,501
Accounts payable	1,555	2,570		(1,878)
Accrued expenses	308	117		(505)
Accrued wages, salaries and employee benefits	619	847		(534)
Customer advances	173	604		(646)
Other assets - net	(91)	358		235
Other liabilities - net	753	(23)		12
Net cash provided by (used for) operating activities	7,010	5,009		6,499
Cash flow from investing activities:
Capital expenditures - excluding equipment leased to others	(2,515)	(1,575)		(1,504)
Expenditures for equipment leased to others	(1,409)	(1,011)		(968)
Proceeds from disposals of leased assets and property, plant and equipment	1,354	1,469		1,242
Additions to finance receivables	(10,001)	(8,498)		(7,107)
Collections of finance receivables	8,874	8,987		9,288
Proceeds from sale of finance receivables	207	16		100
Investments and acquisitions (net of cash acquired)	(8,184)	(1,126)		(19)
Proceeds from sale of businesses and investments (net of cash sold)	376
Proceeds from sale of available-for-sale securities	247	228		291
Investments in available-for-sale securities	(336)	(217)		(349)
Other - net	(40)	132		(128)
Net cash provided by (used for) investing activities	(11,427)	(1,595)		846
Cash flow from financing activities:
Dividends paid	(1,159)	(1,084)		(1,029)
Distribution to noncontrolling interests	(3)			(10)
Common stock issued, including treasury shares reissued	123	296		89
Excess tax benefit from stock-based compensation	189	153		21
Acquisitions of noncontrolling interests	(8)	(132)		(6)
Proceeds from debt issued (original maturities greater than three months):
Machinery and Power Systems	4,587	216		458
Financial Products	10,873	8,108		11,833
Payments on debt (original maturities greater than three months):
Machinery and Power Systems	(2,269)	(1,298)		(918)
Financial Products	(8,324)	(11,163)		(11,769)
Short-term borrowings - net (original maturities three months or less)	(43)	291		(3,884)
Net cash provided by (used for) financing activities	3,966	(4,613)		(5,215)
Effect of exchange rate changes on cash	(84)	(76)		1
Increase (decrease) in cash and short-term investments	(535)	(1,275)		2,131
Cash and short-term investments at beginning of period	3,592	4,867		2,736
Cash and short-term investments at end of period	3,057	3,592		4,867
Non-cash activities:
Common shares issued from treasury stock for benefit plans (in shares)		1,487,481		19,624,810
Common shares issued from treasury stock for benefit plans		$ 94	[1]	$ 718	[1]

[1]	See Note 12 regarding shares issued for benefit plans.